Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	£ 7,961	£ 8,489
Provision for bad and doubtful debts	(81)	(91)
Other operating costs	(6,571)	(6,425)
Other operating income		12
Operating profit	1,309	1,985
Finance income	234	115
Finance costs	(916)	(800)
Share of post-tax results of joint ventures and associates	57	71
Profit before tax	684	1,371
Tax	(112)	(307)
Profit after tax from continuing operations	572	1,064
Profit after tax from discontinued operations	76	65
Total profit for the period (continuing and discontinued)	648	1,129
Attributable to:
Equity shareholders of the parent	647	1,128
Non-controlling interests	£ 1	£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.126	£ 0.267	[1]
Diluted earnings per share (continuing) (in GBP per share)	0.126	0.266	[1]
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.143	0.283	[1]
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.142	£ 0.282	[1]

[1]	Restated to reflect the impact of the bonus element of the Rights Issue (see note 9).